Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risk management
Opening balance	$ (2,473,999)	$ (945,250)
Exchange difference	3,760,813	(4,317,263)
Realized exports (Note 22)	480,231	1,143,287
Ineffectiveness	18,998	6,625
Deferred tax (Note 10)	(1,980,061)	1,638,602
Closing balance	$ (194,018)	$ (2,473,999)